Stock Based Compensation - Additional Information (Detail)	1 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended			36 Months Ended
	Aug. 31, 2013 shares	Aug. 14, 2013 USD ($) shares	Mar. 31, 2016 USD ($) Director $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2016 USD ($) Director $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Jun. 30, 2014 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) $ / shares shares	Jun. 30, 2008	Jun. 30, 2010	Oct. 27, 2015 $ / shares	Jan. 31, 2013 shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $				$ 376,000	$ 26,535,000	$ 982,000
Expected term							6 years 6 months
Estimate volatility							28.01%
Risk-free rate							2.27%
Number of board of directors | Director			3,000		3,000
Shares issued to Board of Directors | $					$ 225,000
Annual cash payment for services | $					75,000
Stock granted for services, value | $					$ 75,000
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term									6 years 6 months
Estimate volatility									27.30%
Risk-free rate									1.40%
initial public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue price per share | $ / shares												$ 13.00
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years		5 years
Number of Options Issued							1,473,500	151,000
2014 Plan | Share-based Compensation Award, 1st Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			20.00%		20.00%
2014 Plan | Share-based Compensation Award,2nd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			20.00%		20.00%
2014 Plan | Share-based Compensation Award, 3rd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			20.00%		20.00%
2014 Plan | Share-based Compensation Award, 4th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			20.00%		20.00%
2014 Plan | Share-based Compensation Award, 5th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			20.00%		20.00%
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of options allowed to be issued			9,000,000		9,000,000
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $		$ 10,360,000							$ 362,000
Unearned compensation | $		$ 0
Maximum number of options allowed to be issued													10,000	6,350
Number of Options Issued		0							4,450
Options granted expiration date									Jan. 31, 2023	Jun. 28, 2016
Income tax benefit recognized | $		$ 3,989,000							$ 139,000
Award vesting rights, description										Fifty percent of these options were time vesting options. The remaining fifty percent of the options were subject to vesting based upon the investor's return ("Return Vest Options").
Total fair value of shares vested | $									105,000
2006 Plan | Option Repurchase
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $									$ 104,000
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted term									10 years	10 years	10 years
Options granted expiration date											Mar. 31, 2020
2006 Plan | Award Date One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									5 years
Number of Options Issued									3,600
2006 Plan | Award Date Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $		$ 0							$ 0
Number of Options Issued									850
2006 Plan | Share-based Compensation Award, 1st Anniversary | Award Date One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									20.00%
2006 Plan | Share-based Compensation Award,2nd Anniversary | Award Date One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									20.00%
2006 Plan | Share-based Compensation Award, 3rd Anniversary | Award Date One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									20.00%
2006 Plan | Share-based Compensation Award, 4th Anniversary | Award Date One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									20.00%
2006 Plan | Share-based Compensation Award, 5th Anniversary | Award Date One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage									20.00%
2006 Plan | Time vesting options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage										50.00%
2006 Plan | Based upon the investor's return
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage										50.00%
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Issued							1,473,500
Performance Based Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $					$ 9,460,000
Performance Based Units | initial public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $					9,460,000
Issue price per share | $ / shares												$ 13
Performance Based Units | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued							649,800	60,400
Time vesting profit interests | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term				6 years		6 years 1 month 17 days	6 years 6 months	4 years 6 months 7 days
Estimate volatility				46.58%		46.58%	46.58%	42.00%
Risk-free rate				2.13%		2.13%	2.13%	1.48%
Weighted average fair-value at end of period of all profits interest issued under the 2014 Plan | $ / shares				$ 4.77		$ 4.77	$ 4.77	$ 13.37
Unearned compensation | $			$ 0		$ 0			$ 6,826,000
Unrecognized compensation expense, weighted average recognition period								3 years 6 months
Time vesting profit interests | 2014 Plan | initial public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue price per share | $ / shares			$ 13		$ 13
Restricted Stock Units (RSUs) | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
Expected term				6 years		6 years 1 month 17 days	6 years 6 months	4 years 6 months 7 days
Estimate volatility				46.58%		46.58%	46.58%	42.00%
Risk-free rate				2.13%		2.13%	2.13%	1.48%
Weighted average fair-value at end of period of all profits interest issued under the 2014 Plan | $ / shares				$ 4.77		$ 4.77	$ 4.77	$ 13.43
Unearned compensation | $			$ 0		$ 0			$ 3,994,000
Award vesting rights, description							The restricted capital interests vest twenty percent per year on each of the first five anniversaries of August 15, 2013, as per the applicable award agreement.
Weighted-average grant-date fair value of restricted shares granted | $ / shares							$ 10.00
Stock issued							528,500
Unrecognized compensation expense, weighted average recognition period								3 years 6 months
Expired, canceled, or repurchased shares								0
Restricted Stock Units (RSUs) | 2014 Plan | initial public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue price per share | $ / shares			$ 13		$ 13
Restricted Stock Units (RSUs) | 2014 Plan | Share-based Compensation Award, 1st Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Restricted Stock Units (RSUs) | 2014 Plan | Share-based Compensation Award,2nd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Restricted Stock Units (RSUs) | 2014 Plan | Share-based Compensation Award, 3rd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Restricted Stock Units (RSUs) | 2014 Plan | Share-based Compensation Award, 4th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Restricted Stock Units (RSUs) | 2014 Plan | Share-based Compensation Award, 5th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Restricted Stock Units (RSUs) | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Stock granted term	10 years
Award vesting rights, description	Time vesting RSU's vest, in whole or in part, at twenty percent per year from either the date of grant or a later date, as per the respective RSU's. All time vesting RSU's were to vest within five years from the date of grant
Weighted-average grant-date fair value of restricted shares granted | $ / shares							$ 10.00
Stock issued	528,500						528,500
Expired, canceled, or repurchased shares							528,500
Restricted Stock Units (RSUs) | 2013 Plan | Share-based Compensation Award, 1st Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | 2013 Plan | Share-based Compensation Award,2nd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | 2013 Plan | Share-based Compensation Award, 3rd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | 2013 Plan | Share-based Compensation Award, 4th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | 2013 Plan | Share-based Compensation Award, 5th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	20.00%
Time Vested Options | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
Number of Options Issued							823,700
Stock granted term							10 years
Award vesting rights, description								Time vesting options are exercisable, in whole or in part, at twenty percent per year from either the date of grant or a later date, as per the respective option agreement. All time vesting options were to become exercisable within five years from the date of grant
Time Vested Options | 2013 Plan | Share-based Compensation Award, 1st Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vested Options | 2013 Plan | Share-based Compensation Award,2nd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vested Options | 2013 Plan | Share-based Compensation Award, 3rd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vested Options | 2013 Plan | Share-based Compensation Award, 4th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vested Options | 2013 Plan | Share-based Compensation Award, 5th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Performance Based Options | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Issued							649,800
Restricted Stock | 2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of restricted shares granted | $ / shares							$ 3.33		$ 792.99
Stock issued									4,450
Expired, canceled, or repurchased shares		5,202							40
Restricted Stock | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of restricted shares granted | $ / shares							$ 3.33
Stock issued							1,473,500
Expired, canceled, or repurchased shares							1,473,500
Time Vesting Profit Interests | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
Award vesting rights, description							Time-vesting profits interests vest twenty percent per year on each of the first five anniversaries of August 15, 2013, as per the applicable award agreement.
Stock issued							8,237.00	906.00
Time Vesting Profit Interests | 2014 Plan | Share-based Compensation Award, 1st Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vesting Profit Interests | 2014 Plan | Share-based Compensation Award,2nd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vesting Profit Interests | 2014 Plan | Share-based Compensation Award, 3rd Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vesting Profit Interests | 2014 Plan | Share-based Compensation Award, 4th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%
Time Vesting Profit Interests | 2014 Plan | Share-based Compensation Award, 5th Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage							20.00%